SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Allowance for doubtful accounts
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Reserve for Policy Cancellations
Allowance for cancellation	$ 0